UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10065

Investment Company Act File Number

Tax-Managed Small-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 3.3%
Hexcel Corp.	56,177	$3,839,698
Mercury Systems, Inc.(1)	41,598	1,997,536

		$5,837,234

Air Freight & Logistics — 0.6%
Hub Group, Inc., Class A(1)	22,207	$1,067,046

		$1,067,046

Banks — 10.5%
Ameris Bancorp	38,482	$2,060,711
BankUnited, Inc.	54,314	2,229,046
Columbia Banking System, Inc.	60,820	2,620,126
First Hawaiian, Inc.	29,710	858,619
Sterling Bancorp	135,332	3,349,467
Texas Capital Bancshares, Inc.(1)	18,350	1,739,580
Western Alliance Bancorp(1)	58,284	3,418,939
Wintrust Financial Corp.	29,602	2,542,812

		$18,819,300

Biotechnology — 1.9%
Ligand Pharmaceuticals, Inc.(1)	21,600	$3,404,592

		$3,404,592

Capital Markets — 2.8%
Cohen & Steers, Inc.	63,562	$2,591,423
Lazard, Ltd., Class A	40,485	2,371,206

		$4,962,629

Chemicals — 2.4%
Balchem Corp.	42,831	$3,383,649
NewMarket Corp.	2,212	879,469

		$4,263,118

Commercial Services & Supplies — 5.5%
Brink’s Co. (The)	34,439	$2,872,213
Deluxe Corp.	45,091	3,348,909
Multi-Color Corp.	48,163	3,732,632

		$9,953,754

Communications Equipment — 1.8%
NETGEAR, Inc.(1)	46,244	$3,223,207

		$3,223,207

Construction Materials — 1.3%
US Concrete, Inc.(1)	31,173	$2,426,818

		$2,426,818

Diversified Consumer Services — 5.8%
Bright Horizons Family Solutions, Inc.(1)	29,562	$2,902,988

Security	Shares	Value
Grand Canyon Education, Inc.(1)	33,862	$3,148,827
ServiceMaster Global Holdings, Inc.(1)	82,155	4,331,212

		$10,383,027

Electric Utilities — 0.5%
ALLETE, Inc.	12,428	$900,284

		$900,284

Electrical Equipment — 0.1%
EnerSys	2,794	$196,446

		$196,446

Electronic Equipment, Instruments & Components — 3.5%
Dolby Laboratories, Inc., Class A	71,541	$4,602,948
FLIR Systems, Inc.	31,915	1,634,367

		$6,237,315

Energy Equipment & Services — 0.6%
Oceaneering International, Inc.	52,148	$1,078,421

		$1,078,421

Equity Real Estate Investment Trusts (REITs) — 4.0%
CubeSmart	88,063	$2,424,374
DCT Industrial Trust, Inc.	49,182	2,911,083
Education Realty Trust, Inc.	56,048	1,851,265

		$7,186,722

Food & Staples Retailing — 2.3%
Performance Food Group Co.(1)	121,683	$4,179,811

		$4,179,811

Food Products — 1.6%
Pinnacle Foods, Inc.	45,439	$2,814,492

		$2,814,492

Health Care Equipment & Supplies — 5.7%
ICU Medical, Inc.(1)	14,640	$3,351,828
Integra LifeSciences Holdings Corp.(1)	46,517	2,449,585
West Pharmaceutical Services, Inc.	37,213	3,728,743
Wright Medical Group NV(1)	32,198	732,504

		$10,262,660

Health Care Providers & Services — 2.3%
Amedisys, Inc.(1)	44,688	$2,396,171
Chemed Corp.	6,793	1,770,052

		$4,166,223

Health Care Technology — 1.1%
Cotiviti Holdings, Inc.(1)	56,206	$1,967,210

		$1,967,210

Hotels, Restaurants & Leisure — 1.3%
Texas Roadhouse, Inc.	38,714	$2,273,286

		$2,273,286

Household Products — 0.9%
Central Garden & Pet Co., Class A(1)	44,357	$1,673,146

		$1,673,146

Security	Shares	Value
Insurance — 5.1%
First American Financial Corp.	74,820	$4,419,618
Horace Mann Educators Corp.	71,413	2,949,357
RLI Corp.	26,859	1,725,959

		$9,094,934

Internet Software & Services — 0.4%
Okta, Inc.(1)	27,043	$796,416

		$796,416

IT Services — 6.3%
Black Knight, Inc.(1)	58,024	$2,872,188
Conduent, Inc.(1)	53,389	875,580
CSG Systems International, Inc.	68,385	3,088,950
Euronet Worldwide, Inc.(1)	48,581	4,560,299

		$11,397,017

Life Sciences Tools & Services — 0.6%
Patheon NV(1)(2)	28,610	$1,001,350

		$1,001,350

Machinery — 2.1%
Milacron Holdings Corp.(1)	102,543	$1,945,241
RBC Bearings, Inc.(1)	15,121	1,905,246

		$3,850,487

Marine — 1.4%
Kirby Corp.(1)	32,497	$2,434,025

		$2,434,025

Oil, Gas & Consumable Fuels — 2.3%
Diamondback Energy, Inc.(1)	11,728	$1,471,864
Jagged Peak Energy, Inc.(1)	41,577	534,265
PDC Energy, Inc.(1)	40,145	2,081,518

		$4,087,647

Pharmaceuticals — 0.5%
Catalent, Inc.(1)	17,795	$828,179

		$828,179

Professional Services — 3.1%
Dun & Bradstreet Corp. (The)	13,647	$1,688,543
WageWorks, Inc.(1)	63,848	3,865,997

		$5,554,540

Road & Rail — 2.1%
Landstar System, Inc.	33,518	$3,722,174

		$3,722,174

Software — 9.2%
ACI Worldwide, Inc.(1)	174,494	$4,090,139
Altair Engineering, Inc., Class A(1)	134,031	3,565,225
Blackbaud, Inc.	34,194	3,276,469
RealPage, Inc.(1)	112,472	5,595,482

		$16,527,315

Specialty Retail — 1.0%
Lithia Motors, Inc., Class A	15,067	$1,882,772

		$1,882,772

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.9%
Carter’s, Inc.	6,814	$819,724
Columbia Sportswear Co.	11,565	863,559
Steven Madden, Ltd.(1)	37,150	1,716,330

		$3,399,613

Thrifts & Mortgage Finance — 2.1%
Essent Group, Ltd.(1)	80,864	$3,761,793

		$3,761,793

Trading Companies & Distributors — 1.3%
Applied Industrial Technologies, Inc.	31,994	$2,359,558

		$2,359,558

Water Utilities — 0.1%
Connecticut Water Service, Inc.	4,653	$246,842

		$246,842

Total Common Stocks (identified cost $128,797,680)		$178,221,403

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(3)	808,269	$808,350

Total Short-Term Investments (identified cost $808,304)		$808,350

Total Investments — 99.8% (identified cost $129,605,984)		$179,029,753

Other Assets, Less Liabilities — 0.2%		$362,430

Net Assets — 100.0%		$179,392,183

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $6,569.

The Portfolio did not have any open derivative instruments at January 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Consumer Discretionary	$17,938,698	$—	$—	$17,938,698
Consumer Staples	8,667,449	—	—	8,667,449
Energy	5,166,068	—	—	5,166,068
Financials	36,638,656	—	—	36,638,656
Health Care	20,628,864	—	1,001,350	21,630,214
Industrials	34,975,264	—	—	34,975,264
Information Technology	38,181,270	—	—	38,181,270
Materials	6,689,936	—	—	6,689,936
Real Estate	7,186,722	—	—	7,186,722
Utilities	1,147,126	—	—	1,147,126
Total Common Stocks	$177,220,053	$—	$1,001,350	$178,221,403
Short-Term Investments	$—	$808,350	$—	$808,350
Total Investments	$177,220,053	$808,350	$1,001,350	$179,029,753

*	None of the unobservable inputs for Level 3 assets, individually or collectively, has a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018